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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          5/9/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              65
                                        --------------------

Form 13F Information Table Value Total:         $69,810
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                Form 13-F
                                3/31/2012

             Name of Reporting Manager:  Drexel Morgan & Co.


        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE   SHARED     NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- ------ -------- ----------
3M CO                    COM            88579Y101            67        750  SH         DEFINED                                   750
3M CO                    COM            88579Y101           161       1800  SH            SOLE                                  1800
ABBOTT LABS              COM            002824100           256       4175  SH         DEFINED                                  4175
ABBOTT LABS              COM            002824100           101       1650  SH            SOLE                                  1650
AIR PRODS & CHEMS
 INC                     COM            009158106           265       2890  SH         DEFINED                                  2890
AMERICAN TOWER CORP
 NEW                     COM            03027X100           250       3970  SH         DEFINED                                  3970
APPLE INC                COM            037833100          3013       5026  SH         DEFINED                                  5026
AT&T INC                 COM            00206R102           454      14533  SH         DEFINED                                 14533
AT&T INC                 COM            00206R102            83       2650  SH            SOLE                                  2650
BERKSHIRE HATHAWAY
 INC DEL                 CL B NEW       084670702         21749     268010  SH         DEFINED                                268010
BERKSHIRE HATHAWAY
 INC DEL                 CL B NEW       084670702            41        500  SH            SOLE                                   500
BRISTOL MYERS SQUIBB
 CO                      COM            110122108           429      12724  SH         DEFINED                                 12724
BUCKEYE PARTNERS LP      UNIT LTD PARTN 118230101           245       4000  SH         DEFINED                                  4000
CATERPILLAR INC DEL      COM            149123101           218       2050  SH         DEFINED                                  2050
CHEVRON CORP NEW         COM            166764100            77        715  SH         DEFINED                                   715
CHEVRON CORP NEW         COM            166764100           214       2000  SH            SOLE                                  2000
COCA COLA CO             COM            191216100            81       1100  SH         DEFINED                                  1100
COCA COLA CO             COM            191216100           429       5800  SH            SOLE                                  5800
COLGATE PALMOLIVE CO     COM            194162103           395       4039  SH         DEFINED                                  4039
COLGATE PALMOLIVE CO     COM            194162103           203       2075  SH            SOLE                                  2075
CONOCOPHILLIPS           COM            20825C104           572       7526  SH         DEFINED                                  7526
CVS CAREMARK
 CORPORATION             COM            126650100           445       9936  SH         DEFINED                                  9936
DISNEY WALT CO           COM DISNEY     254687106           270       6176  SH         DEFINED                                  6176
DISNEY WALT CO           COM DISNEY     254687106             9        200  SH            SOLE                                   200
DU PONT E I DE
 NEMOURS                 COM            263534109           212       4000  SH            SOLE                                  4000
EMC CORP MASS            COM            268648102           382      12780  SH         DEFINED                                 12780
EMERSON ELECTRIC CO      COM            291011104           406       7783  SH         DEFINED                                  7783
EXXON MOBIL CORP         COM            30231G102           970      11183  SH         DEFINED                                 11183
EXXON MOBIL CORP         COM            30231G102           395       4550  SH            SOLE                                  4550
GILEAD SCIENCES INC      COM            375558103           200       4090  SH         DEFINED                                  4090
INTERNATIONAL
 BUSINESS MACHS          COM            459200101           308       1475  SH         DEFINED                                  1475
INTERNATIONAL
 BUSINESS MACHS          COM            459200101           442       2120  SH            SOLE                                  2120
ISHARES INC              MSCI CDA INDEX 464286509          1381      48729  SH         DEFINED                        840      47889
ISHARES TR               RUSSELL MCP VL 464287473           486      10100  SH         DEFINED                                 10100
ISHARES TR               RUSSELL1000VAL 464287598          4038      57628  SH         DEFINED                                 57628
ISHARES TR               RUSSELL1000GRW 464287614          2264      34257  SH         DEFINED                                 34257
ISHARES TR               RUSL 2000 GROW 464287648           249       2609  SH         DEFINED                                  2609
ISHARES TR               RUSSELL 2000   464287655           719       8687  SH         DEFINED                                  8687
JOHNSON & JOHNSON        COM            478160104          1023      15510  SH         DEFINED                                 15510
JOHNSON & JOHNSON        COM            478160104           284       4300  SH            SOLE                                  4300
JPMORGAN CHASE & CO      COM            46625H100           310       6740  SH         DEFINED                                  6740
JPMORGAN CHASE & CO      ALERIAN ML ETN 46625H365           366       9345  SH         DEFINED                                  9345
JPMORGAN CHASE & CO      COM            46625H100            92       2000  SH            SOLE                                  2000
KIMBERLY CLARK CORP      COM            494368103           793      10726  SH         DEFINED                                 10726
MCDONALDS CORP           COM            580135101           460       4691  SH         DEFINED                                  4691
MEDICIS
 PHARMACEUTICAL CORP     CL A NEW       584690309           286       7612  SH         DEFINED                                  7612
MEDTRONIC INC            COM            585055106           183       4680  SH         DEFINED                                  4680
MEDTRONIC INC            COM            585055106            39       1000  SH            SOLE                                  1000
MERCK & CO INC NEW       COM            58933Y105           299       7774  SH         DEFINED                                  7774
MERCK & CO INC NEW       COM            58933Y105            22        576  SH            SOLE                                   576
MICROSOFT CORP           COM            594918104           271       8390  SH         DEFINED                                  8390
MICROSOFT CORP           COM            594918104           121       3740  SH            SOLE                                  3740
NORTHERN TR CORP         COM            665859104           418       8805  SH         DEFINED                                  8805
NOVARTIS AG              SPONSORED ADR  66987V109           343       6190  SH         DEFINED                                  6190
NUVEEN MTG
 OPPORTUNITY TERM        COM            670735109           303      12974  SH         DEFINED                                 12974
PEPSICO INC              COM            713448108           545       8210  SH         DEFINED                                  8210
PEPSICO INC              COM            713448108           166       2500  SH            SOLE                                  2500
PIMCO ETF TR             ENHAN SHRT MAT 72201R833          1758      17404  SH         DEFINED                                 17404
POWERSHARES ETF TR
 II                      SENIOR LN PORT 73936Q769           367      14935  SH         DEFINED                                 14935
POWERSHARES ETF TR
 II                      S&P500 LOW VOL 73937B779          1659      61902  SH         DEFINED                                 61902
POWERSHARES ETF
 TRUST                   FTSE RAFI 1000 73935X583           956      15800  SH         DEFINED                                 15800
POWERSHARES QQQ
 TRUST                   UNIT SER 1     73935A104           676      10000  SH            SOLE                                 10000
PRICE T ROWE GROUP
 INC                     COM            74144T108           259       3970  SH         DEFINED                                  3970
PROCTER & GAMBLE CO      COM            742718109           791      11765  SH         DEFINED                                 11765
PROCTER & GAMBLE CO      COM            742718109           238       3537  SH            SOLE                                  3537
QUALCOMM INC             COM            747525103           287       4220  SH         DEFINED                                  4220
QUALCOMM INC             COM            747525103            68       1000  SH            SOLE                                  1000
SCHLUMBERGER LTD         COM            806857108           384       5492  SH         DEFINED                                  5492
SCHLUMBERGER LTD         COM            806857108            70       1000  SH            SOLE                                  1000
SELECT SECTON SPDR
 TR                      SBI INT-FINL   81369Y605           158      10000  SH            SOLE                                 10000
SPDR S&P 500 ETF TR      TR UNIT        78462F103          1419      10077  SH            SOLE                                 10077
SPDR SERIES TRUST        S&P DIVID ETF  78464A763           781      13786  SH         DEFINED                                 13786
SYSCO CORP               COM            871829107           472      15822  SH         DEFINED                                 15822
TARGET CORP              COM            87612E106           153       2630  SH         DEFINED                                  2630
TARGET CORP              COM            87612E106            58       1000  SH            SOLE                                  1000
TEXAS INSTRS INC         COM            882508104           296       8800  SH         DEFINED                                  8800
TRAVELERS COS INC        COM            89417E109           416       7023  SH         DEFINED                                  7023
UNION PAC CORP           COM            907818108           215       2000  SH         DEFINED                                  2000
VANGUARD BOND INDEX
 FD INC                  TOTAL BND MRKT 921937835          2349      28210  SH         DEFINED                                 28210
VANGUARD INTL EQUITY
 INDEX F                 FTSE SMCAP ETF 922042718           561       6300  SH         DEFINED                                  6300
VANGUARD INTL EQUITY
 INDEX F                 ALLWRLD EX US  922042775          2062      46630  SH         DEFINED                                 46630
VANGUARD SPECIALIZED
 PORTFOL                 DIV APP ETF    921908844          3477      59384  SH         DEFINED                                 59384
VERIZON
 COMMUNICATIONS INC      COM            92343V104           274       7180  SH         DEFINED                                  7180
VERIZON
 COMMUNICATIONS INC      COM            92343V104           115       3000  SH            SOLE                                  3000
WELLS FARGO & CO NEW     COM            949746101           168       4920  SH         DEFINED                                  4920
WELLS FARGO & CO NEW     COM            949746101           102       3000  SH            SOLE                                  3000
WISDOMTREE TRUST         DEFA FD        97717W703           419       9338  SH         DEFINED                                  9338
                                                          69810    1090174                                     0      840    1089334